NONCONTROLLING INTERESTS (Detail) $ / shares in Units, CAD in Millions, $ in Millions			1 Months Ended
	Jan. 02, 2015 USD ($) $ / shares	Jan. 02, 2015 CAD	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CAD	Jun. 30, 2015	Dec. 31, 2014
Preference Shares, Series E
Noncontrolling Interest [Line Items]
Conversion rate for Class A units	100.00%	100.00%
Period for redemption at the issuers option	30 years	30 years
Liquidation price (in dollars per share) | $ / shares	$ 38.31
Trailing period for determination of liquidation price	5 days	5 days
EEP
Noncontrolling Interest [Line Items]
Consideration received	$ 1,000	CAD 1,100
Debt repayment amount	$ 306	CAD 359
EEP | Alberta Clipper Pipeline
Noncontrolling Interest [Line Items]
Investment ownership percentage transferred	66.70%	66.70%
EEP
Noncontrolling Interest [Line Items]
Economic interest (as a percent)	36.60%	36.60%	35.90%	35.90%	35.90%	33.70%
Decrease in noncontrolling interest		CAD 304
Increase to additional paid in capital		218
Increase to deferred income taxes		86
GP interest percent in EEP			2.00%	2.00%
Contributions from unitholders			$ 289	CAD 366
EEP | Preference Shares, Series E
Noncontrolling Interest [Line Items]
Equity issued	$ 694	CAD 814
EEP | Alberta Clipper Pipeline
Noncontrolling Interest [Line Items]
Ownership percent before transfer	33.30%	33.30%